United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/10

Date of Reporting Period:  Quarter ended 3/31/10

Item 1.                      Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust

Portfolio of Investments

March 31, 2010 (unaudited)

Principal Amount			Value
		Municipal Bonds – 82.4%
		Alabama – 3.0%
$3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00%, 5/1/2014	4,409,020
650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	659,990
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	518,200
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	575,680
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	1,026,590
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	2,158,940
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	1,025,350
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,023,290
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,195,108
880,000		Saraland, AL, GO Warrants, 3.00%, 1/1/2012	907,958
895,000		Saraland, AL, GO Warrants, 3.50%, 1/1/2013	946,266
925,000		Saraland, AL, GO Warrants, 4.00%, 1/1/2014	999,851
960,000		Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,061,779
		TOTAL	16,508,022
		Alaska – 0.4%
1,000,000		North Slope Borough, AK, UT GO Bonds (Series 2009A), 3.00%, 6/30/2010	1,006,530
1,000,000		North Slope Borough, AK, UT GO Bonds, 5.00%, 6/30/2012	1,082,830
		TOTAL	2,089,360
		Arizona – 2.1%
3,500,000		Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,889,025
7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COP, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,994,204
		TOTAL	11,883,229
		Arkansas – 0.2%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,201,007
		California – 9.3%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	536,875
1,205,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	1,207,241
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,612,980
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,647,075
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,340,080
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,010,320
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	1,999,800
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,841,156
775,000		California Statewide CDA, Proposition 1A Receivables Program (Series 2009), 5.00% (California State), 6/15/2013	831,428
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	4,291,609
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,554,360
4,195,000		Los Angeles, CA USD, Refunding COP (Series 2010A), 5.00%, 12/1/2015	4,619,408
4,400,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Governmental Purpose Bonds (Series 2010C), 5.00%, 5/1/2015	4,945,864

Principal Amount		Value
$9,780,000	San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Private Activity Bonds (Series 2010D), 5.00% (Assured Guaranty Municipal Corp. INS), 5/1/2015	11,048,271
	TOTAL	51,486,467
	Colorado – 3.5%
2,375,000	Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,315,292
105,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	103,280
1,770,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,777,045
500,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	507,695
1,300,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,345,279
2,135,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,221,617
2,900,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,207,168
1,975,000	Denver (City & County), CO, Airport System Revenue Bonds (Series 2006A), 5.00% (Denver, CO City & County Department of Aviation)/(National Re Holdings Corp. INS), 11/15/2015	2,196,042
2,700,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,746,413
2,705,000	Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,806,519
	TOTAL	19,226,350
	Connecticut – 0.5%
2,630,000	Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,815,178
	Delaware – 0.1%
635,000	Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	638,010
	District of Columbia – 0.6%
2,000,000	District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,189,880
1,000,000	District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 2/1/2012	1,038,770
	TOTAL	3,228,650
	Florida – 5.5%
10,000,000	Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	10,053,100
2,000,000	Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2009A-2), 4.50%, 6/1/2010	2,013,300
1,000,000	Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,056,670
875,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds {Series 2005B}, 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2010	897,391
125,000	Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds {Series 2005B}, 5.00% (Adventist Health System/Sunbelt Obligated Group)/(Escrowed In Treasuries COL), 11/15/2010	128,354
5,000,000	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.39%, 10/1/2014	5,036,250
2,000,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,021,700
3,445,000	Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,594,375
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	2,992,410
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,105,340
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,112,930
640,000	Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	665,184
	TOTAL	30,677,004
	Georgia – 3.9%
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,199,200
3,000,000	Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,000,000

Principal Amount		Value
$2,100,000	Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,178,057
5,000,000	Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,098,400
935,000	Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	950,016
2,000,000	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	2,169,480
2,000,000	Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,066,740
1,000,000	Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,063,430
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,201,960
	TOTAL	21,927,283
	Illinois – 2.7%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,257,460
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) Mandatory Tender 2/1/2012	3,019,470
760,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	773,262
800,000	Illinois Finance Authority, Refunding Revenue Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	821,624
1,350,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	1,425,020
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,297,509
1,200,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,219,572
1,000,000	Quincy, IL, Refunding Revenue Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,038,830
	TOTAL	14,852,747
	Indiana – 1.4%
860,000	Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	872,152
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,328,115
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,059,820
2,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.00%, 7/1/2013	2,171,940
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	1,012,536
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,559,250
	TOTAL	8,003,813
	Iowa – 0.4%
1,000,000	Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,002,910
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,059,920
	TOTAL	2,062,830
	Kansas – 1.1%
350,000	Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	372,022
2,105,000	Saline County, KS USD No. 305, Refunding & Improvement UT GO Bonds, 5.25% (Assured Guaranty Municipal Corp. INS), 9/1/2010	2,149,015
3,165,000	Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 10/1/2011	3,368,225
	TOTAL	5,889,262
	Louisiana – 1.1%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.) Mandatory Tender 1/2/2015	1,992,000
4,000,000	Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,019,000
	TOTAL	6,011,000
	Massachusetts – 3.0%
1,500,000	Berkshire, MA Regional Transportation Authority, 2.75% RANs (GTD by Commonwealth of Massachusetts), 9/10/2010	1,507,185
4,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.67%, 2/1/2013	4,000,000

Principal Amount		Value
$1,250,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.82%, 2/1/2014	1,254,375
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,036,890
6,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	6,454,920
2,000,000	Massachusetts State Special Obligation, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,251,400
	TOTAL	16,504,770
	Michigan – 1.9%
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	800,437
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2016	1,100,350
1,500,000	Michigan State South Central Power Agency, Power Supply Refunding Revenue Bonds, 4.50% (AMBAC INS), 11/1/2011	1,571,310
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2010	1,026,250
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,113,960
1,230,000	Michigan Strategic Fund, Variable Rate Limited Obligation Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,251,513
500,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2011	507,220
2,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 3.00%, 1/1/2012	2,052,640
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,057,920
	TOTAL	10,481,600
	Minnesota – 1.7%
5,740,000	Chaska, MN ISD No.112, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2015	6,281,798
2,000,000	Nobles County, MN, UT GO Temporary Water System Bonds (Series 2009C), 3.00% (GTD by Minnesota State), 8/1/2012	2,085,500
270,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	270,921
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	308,733
300,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	314,148
225,000	St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	228,053
	TOTAL	9,489,153
	Mississippi – 2.6%
1,350,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 3.00%, 1/1/2012	1,395,522
5,850,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 4.00%, 1/1/2013	6,240,838
3,185,000	Mississippi Development Bank, Special Obligation Bonds (Series 2010A), 5.00%, 1/1/2014	3,538,217
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,073,990
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,105,230
1,000,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,010,740
	TOTAL	14,364,537
	Missouri – 1.1%
1,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	1,000,250
1,670,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,719,482
1,125,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,146,443
1,185,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,226,511
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,288,682
	TOTAL	6,381,368
	Nebraska – 0.4%
730,000	Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	769,464
700,000	Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	702,366

Principal Amount		Value
$725,000	Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	740,914
	TOTAL	2,212,744
	Nevada – 0.3%
1,000,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,039,510
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	455,889
	TOTAL	1,495,399
	New Jersey – 2.1%
1,695,700	Egg Harbor, NJ, (Series 2010A), 1.50% BANs, 2/9/2011	1,703,195
3,500,000	Monmouth County, NJ Bayshore Outfall Authority, (Series 2010), 2.00% BANs, 3/1/2011	3,514,000
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,220,460
1,000,000	Newark, NJ, Refunding UT GO Notes, 3.25%, 12/16/2010	1,004,360
3,299,000	Upper Deerfield Township, NJ, 1.50% BANs, 3/4/2011	3,312,658
	TOTAL	11,754,673
	New Mexico – 0.7%
2,450,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,454,753
1,335,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,410,201
	TOTAL	3,864,954
	New York – 3.1%
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,341,382
5,000,000	New York City, NY, Refunding UT GO Bonds (Series 2007D), 5.00%, 2/1/2015	5,612,350
2,055,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	2,280,372
2,655,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	2,935,023
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,280,480
	TOTAL	17,449,607
	North Carolina – 2.6%
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,087,710
315,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	322,084
725,000	North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	758,234
2,550,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	2,839,935
1,245,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,389,184
3,000,000	North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,258,930
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,282,980
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,300,540
	TOTAL	14,239,597
	Ohio – 3.5%
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,075,180
1,135,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	1,137,236
2,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,140,140
2,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,055,120
4,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 8/1/2012	4,235,440
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,388,440
2,305,000	Trotwood, OH, (Series 2010), 1.75% BANs, 9/16/2010	2,307,466
1,905,000	Trotwood, OH, 2.00% BANs, 3/16/2011	1,910,544
	TOTAL	19,249,566

Principal Amount		Value
	Oklahoma – 2.4%
$5,000,000	Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2012	5,408,000
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,654,971
3,380,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2014	3,542,713
2,500,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,542,150
	TOTAL	13,147,834
	Pennsylvania – 6.9%
4,125,000	Allegheny County, PA Hospital Development Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,548,885
3,300,000	Allegheny County, PA Hospital Development Authority, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.34% (UPMC Health System), 5/15/2038	3,300,000
315,000	Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	322,777
9,000,000	Commonwealth of Pennsylvania, UT GO Bonds (Series 2010A), 5.00%, 2/15/2014	10,181,610
2,000,000	Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	2,020,960
1,215,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,216,482
2,795,000	Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,792,932
820,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	844,551
1,000,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,105,400
3,970,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,389,153
4,250,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,686,730
1,780,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2009A), 3.00% (Assured Guaranty Corp. INS), 6/1/2011	1,829,164
935,000	Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village) Optional Tender 4/1/2011	922,751
	TOTAL	38,161,395
	Rhode Island – 0.3%
1,600,000	Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,658,704
	South Carolina – 2.1%
2,075,000	Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	2,073,651
2,000,000	Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,201,820
2,000,000	Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	2,069,280
5,960,000	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.04% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,597,930
	TOTAL	11,942,681
	Tennessee – 0.4%
1,000,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2014	1,141,870
750,000	Memphis, TN Electric System, Subordinate Refunding Revenue Bonds (Series 2010), 5.00%, 12/1/2015	859,905
	TOTAL	2,001,775
	Texas – 3.7%
1,000,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 2.00% (Bryan, TX Electric System), 7/1/2011	1,013,900
1,680,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2012	1,741,404
600,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013	625,422
1,165,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 3.00% (Bryan, TX Electric System), 7/1/2013	1,190,898
1,045,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015	1,170,619
400,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2015	429,836
1,150,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,283,964
1,275,000	Bryan, TX, Refunding Revenue Bonds (Series 2010), 5.00% (Bryan, TX Electric System), 7/1/2016	1,363,663

Principal Amount		Value
$2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,249,220
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,129,660
1,965,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2010), 5.00%, 5/15/2015	2,223,889
1,000,000	San Antonio, TX Water System, Junior Lien Refunding Revenue Bonds (Series 2010), 3.00%, 5/15/2013	1,048,050
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.572% (GTD by J.P. Morgan Chase & Co.), 9/15/2010	614,839
2,000,000	Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,163,220
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,269,618
1,000,000	Titus County, TX Fresh Water Supply District No. 1, PCR Refunding Revenue Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	1,031,190
	TOTAL	20,549,392
	Utah – 0.7%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2013	1,114,610
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.50%, 7/1/2014	1,097,150
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,517,913
	TOTAL	3,729,673
	Virginia – 3.4%
3,750,000	Covington, VA, GO BANs, 3.375%, 12/1/2012	3,846,975
2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	2,114,420
7,000,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	7,068,670
1,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	1,036,730
3,000,000	Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,268,920
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,504,360
	TOTAL	18,840,075
	Washington – 1.2%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,405,250
2,500,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2006A), 5.00% (United States Treasury COL), 7/1/2010	2,529,575
890,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	902,166
1,105,000	Washington State Higher Education Facilities Authority, Refunding Revenue Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,146,117
	TOTAL	6,983,108
	West Virginia – 1.1%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,052,600
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	4,933,850
	TOTAL	5,986,450
	Wisconsin – 0.7%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,149,390
1,200,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2012	1,252,488
865,000	Wisconsin State Clean Water, Revenue Bonds (Series 1), 3.00%, 6/1/2013	907,082
350,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2012	365,099
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	446,594
	TOTAL	4,120,653
	Wyoming – 0.7%
3,650,000	Albany County, WY, PCRBs (Series 1985), 4.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	3,685,295
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $451,548,282)	456,795,215

Principal Amount		Value
	SHORT-TERM MUNICIPALS – 19.5%;2
	California – 1.3%
$3,050,000	California Health Facilities Financing Authority, (Series 2003D) Weekly VRDNs (Stanford Hospital & Clinics)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 4/7/2010	3,050,000
4,000,000	California State, GO Tax Exempt Notes, 0.35% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 4/8/2010	4,000,000
	TOTAL	7,050,000
	Florida – 6.2%
10,500,000	New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.600%, 4/7/2010	10,500,000
15,985,000	Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.600%, 4/7/2010	15,985,000
1,190,000	Polk County, FL IDA, (Series 2006) Daily VRDNs (Winter Haven Hospital, Inc.)/(SunTrust Bank LOC), 0.460%, 4/1/2010	1,190,000
7,000,000	Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.600%, 4/7/2010	7,000,000
	TOTAL	34,675,000
	Illinois – 1.4%
2,880,000	Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/1/2010	2,880,000
5,000,000	Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.380%, 4/2/2010	5,000,000
	TOTAL	7,880,000
	Louisiana – 2.3%
2,600,000	Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.440%, 4/1/2010	2,600,000
10,000,000	Louisiana Public Facilities Authority, (Series 2008C) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 4/1/2010	10,000,000
	TOTAL	12,600,000
	Mississippi – 0.9%
5,000,000	Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	5,000,000
	Ohio – 3.5%
1,880,000	Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.370%, 4/1/2010	1,880,000
1,800,000	Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.300%, 4/1/2010	1,800,000
15,605,000	Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.300%, 4/7/2010	15,605,000
	TOTAL	19,285,000
	Pennsylvania – 1.0%
5,400,000	Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 4/1/2010	5,400,000
	Rhode Island – 0.5%
2,530,000	Rhode Island State Health and Educational Building Corp., (Series 2002) Weekly VRDNs (Paul Cuffee School)/(RBS Citizens Bank N.A. LOC), 0.450%, 4/7/2010	2,530,000
	Tennessee – 1.5%
8,600,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.340%, 4/7/2010	8,600,000
	West Virginia – 0.9%
5,000,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 0.600%, 4/1/2010	5,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	108,020,000
	TOTAL INVESTMENTS — 101.9% (IDENTIFIED COST $559,568,282)[3]	564,815,215
	OTHER ASSETS AND LIABILITIES - NET — (1.9)%[4]	(10,578,168)
	TOTAL NET ASSETS — 100%	$554,237,047
At March 31, 2010, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $8,010,320, which represented 1.4% of total net assets.
2	Current rate and next reset date shown for Variable Rate Demand Notes.

3	At March 31, 2010, the cost of investments for federal tax purposes was $559,563,755. The net unrealized appreciation of investments for federal tax purposes was $5,251,460. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,700,982 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,449,522.
4	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	3/4/2009 - 1/27/2010	$8,000,000	$8,010,320

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of March 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
  The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
BANs	— Bond Anticipation Notes
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LT	— Limited Tax
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	May 17, 2010